Consolidated Statements of Operations (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Consolidated Statements Of Operations [Abstract]
Compensation (wages and salaries)	$ 10,305	$ 16,369
Legal and professional	4,469	8,860
Accounting	1,784	1,979
Consulting and fees	4,276	5,506
Depreciation and amortization	254	1,640	$ 11,951
Office	1,026	1,797
Other	4,251	9,321
Selling, general and administrative expense	$ 26,365	$ 45,472	$ 79,164